BASIC AND DILUTED INCOME/(LOSS) PER SHARE	6 Months Ended
Jun. 30, 2016
Earnings Per Share, Basic and Diluted [Abstract]
BASIC AND DILUTED INCOME/(LOSS) PER SHARE
4. BASIC AND DILUTED INCOME/(LOSS) PER SHARE

Basic net loss per share is calculated by dividing the loss available to common shareholders by weighted-average number of shares of common stock outstanding during the period. Diluted net loss per share is calculated similarly to basic loss per share except that the denominator is based on the weighted-average number of shares of common stock and other dilutive securities outstanding during the period. The potential dilutive shares of common stock resulting from the assumed exercise of stock options and warrants are determined under the treasury stock method.

As of June 30, 2016 and 2015, potentially dilutive securities include:

	Six Months Ended June 30,
	2016	2015

Warrants to purchase common stock	4,455,231	4,455,231
Options to purchase common stock	88,648	-
Total potentially dilutive securities	4,543,879	4,455,231

For all periods presented, potentially dilutive securities are excluded from the computation of fully diluted net loss per share as their effect is anti-dilutive. In addition to the potentially dilutive securities, the aggregate number of common equivalent shares (related to options and warrants) that have been excluded from the computations of diluted loss per common share at June 30, 2016 and 2015 were 53,532,229 and 31,678,957, respectively, as their exercise prices are greater than the fair market price per common share as of June 30, 2016 and 2015, respectively.